Subordinated Liabilities (Details) - GBP (£) £ in Millions		6 Months Ended		12 Months Ended
		Jun. 30, 2018		Dec. 31, 2017
Subordinated liabilities [abstract]
Opening balance as at 1 January		£ 23,826	[1],[2]	£ 23,383
Issuances		0		3,041
Redemptions		(3,075)		(1,378)
Other		(656)		(1,220)
Closing balance	[2]	£ 20,095		£ 23,826 [1]

[1]

B arclays introduced changes to the balance sheet presentation as at 31 December 2017 as a result of the adoption of new accounting policies on 1 January 2018. Further detail on the adoption of new accounting policies can be found in Note 1, Basis of preparation on pages [xx] to [xx], Note 21, Transition disclosures on pages [xx] to [xx] and the Credit risk disclosures on page X toX and X.

[2]	For notes to the Financial Statements see pages [xx] to [xx].